COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
2024	¥ 7,339,798
2025	10,250,563
Thereafter	2,562,641
Total purchase obligation	¥ 20,153,002